STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income
Interest income	$ 1,374	$ 1,462
Miscellaneous income	181,204	2,482,805
Total income	182,578	2,484,267
Share of income from operating limited partnerships	1,318,677	2,120,803
Expenses
Professional fees	122,538	144,389
Partnership management fee	254,087	223,649
General and administrative expenses	117,358	88,261
Total Expenses	493,983	456,299
NET INCOME (LOSS)	1,007,272	4,148,771
Net income (loss) allocated to general partner	10,073	41,488
Net income (loss) allocated to assignees	$ 997,199	$ 4,107,283
Net income (loss) per BAC (in dollars per share)	$ 0.05	$ 0.22
Series Seven [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to assignees	$ 0	$ 0
Net income (loss) per BAC (in dollars per share)	$ 0	$ 0
Series Nine [Member]
Income
Interest income	$ 142	$ 137
Miscellaneous income	1	1
Total income	143	138
Share of income from operating limited partnerships	1,593	78,000
Expenses
Professional fees	20,247	23,299
Partnership management fee	50,908	67,236
General and administrative expenses	19,861	17,425
Total Expenses	91,016	107,960
NET INCOME (LOSS)	(89,280)	(29,822)
Net income (loss) allocated to general partner	(893)	(298)
Net income (loss) allocated to assignees	$ (88,387)	$ (29,524)
Net income (loss) per BAC (in dollars per share)	$ (0.02)	$ (0.01)
Series Ten [Member]
Income
Interest income	$ 138	$ 191
Miscellaneous income	0	13,190
Total income	138	13,381
Share of income from operating limited partnerships	72,293	420,731
Expenses
Professional fees	18,291	26,105
Partnership management fee	20,807	48,856
General and administrative expenses	34,181	14,464
Total Expenses	73,279	89,425
NET INCOME (LOSS)	(848)	344,687
Net income (loss) allocated to general partner	(8)	3,447
Net income (loss) allocated to assignees	$ (840)	$ 341,240
Net income (loss) per BAC (in dollars per share)	$ (0.00)	$ 0.14
Series Eleven [Member]
Income
Interest income	$ 399	$ 379
Miscellaneous income	291	16,113
Total income	690	16,492
Share of income from operating limited partnerships	575,209	548,878
Expenses
Professional fees	25,160	24,268
Partnership management fee	59,841	18,960
General and administrative expenses	15,963	13,810
Total Expenses	100,964	57,038
NET INCOME (LOSS)	474,935	508,332
Net income (loss) allocated to general partner	4,749	5,083
Net income (loss) allocated to assignees	$ 470,186	$ 503,249
Net income (loss) per BAC (in dollars per share)	$ 0.19	$ 0.2
Series Twelve [Member]
Income
Interest income	$ 232	$ 286
Miscellaneous income	51,312	3,802
Total income	51,544	4,088
Share of income from operating limited partnerships	385,233	69,513
Expenses
Professional fees	23,119	32,112
Partnership management fee	40,372	35,664
General and administrative expenses	18,588	16,172
Total Expenses	82,079	83,948
NET INCOME (LOSS)	354,698	(10,347)
Net income (loss) allocated to general partner	3,547	(103)
Net income (loss) allocated to assignees	$ 351,151	$ (10,244)
Net income (loss) per BAC (in dollars per share)	$ 0.12	$ (0.00)
Series Fourteen [Member]
Income
Interest income	$ 463	$ 469
Miscellaneous income	129,600	2,449,699
Total income	130,063	2,450,168
Share of income from operating limited partnerships	284,349	1,003,681
Expenses
Professional fees	35,721	38,605
Partnership management fee	82,159	52,933
General and administrative expenses	28,765	26,390
Total Expenses	146,645	117,928
NET INCOME (LOSS)	267,767	3,335,921
Net income (loss) allocated to general partner	2,678	33,359
Net income (loss) allocated to assignees	$ 265,089	$ 3,302,562
Net income (loss) per BAC (in dollars per share)	$ 0.05	$ 0.6